Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation
A.	Basis of Presentation:
The financial statements have been prepared in conformity with accounting principles generally accepted in United Sates of America (“U.S. GAAP”).
Use of estimates in the preparation of financial statements
B.	Use of estimates in the preparation of financial statements:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company’s management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect reported amounts and disclosures made. Actual results could differ from those estimates.

Financial statement in U.S. dollars
C.	Financial statement in U.S. dollars:

The functional currency of the Company is the U.S. dollar (“dollar” or “USD”) since the dollar is the currency of the primary economic environment in which the Company has operated and expects to continue to operate in the foreseeable future.

Transactions and balances denominated in dollars are presented at their original amounts. Transactions and balances denominated in foreign currencies have been re-measured to dollars in accordance with the provisions of Accounting Standards Codification (“ASC”) 830-10, “Foreign Currency Translation.”

All transaction gains and losses from re-measurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statement of comprehensive loss as financial income or expenses, as appropriate.

Cash and cash equivalents
D.	Cash and cash equivalents and restricted cash:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash with maturities of three months or less as of the date acquired.

Restricted cash consists of deposits pledged to a bank that provided guarantee in connection with an operating lease

Property and equipment
E.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%
Computers and software	15-33
Office furniture and equipment	7
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

Fair value of financial instruments
F.	Fair value of financial instruments:

The carrying values of cash and cash equivalents, short term deposits, other current receivables, marketable equity securities, trade payables and other accounts payable approximate their fair value due to the short-term maturity of these instruments.

Marketable equity securities
G.	Marketable equity securities:

Marketable equity securities classified as trading are recorded at fair value. The fair value is based on the current market value. Unrealized gains and losses before the securities are sold are reported in the statement of comprehensive loss as financial income or expenses, as appropriate.

Non-Marketable equity securities
H.	Non-marketable equity securities:

Equity investments without readily determinable fair value are carried at cost minus impairment, if any. When an observable price change in orderly transactions for the identical or a similar investment of the same issuer has occurred, the Company elects to carry those equity investments at fair value as of the date that the observable price change occurred.

Investment in Affiliate Company
I.	Investment in affiliate Company:

Investment in ordinary shares of an entity in which the Company can exercise significant influence but does not own a majority equity interest or otherwise control is accounted for using the equity method and is included as an investment in an affiliate company in the consolidated balance sheet. The Company records its share in undistributed earnings and losses since acquisition in the consolidated statements of operations.

The Company reviews its investment for other-than-temporary impairment whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable.

Leases
J.	Leases:

Operating leases are included in operating lease right-of-use (“ROU”) assets and operating lease liabilities in the Company’s consolidated balance sheet. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities were recognized based on the present value of the remaining lease payments over the lease term. When the Company’s lease did not provide an implicit rate, the Company used its incremental borrowing rate in determining the present value of lease payments. The Company used the implicit rate when readily determinable. The operating lease ROU asset excludes lease incentives. The lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

The Company has lease agreements with lease and non-lease components, which are generally accounted for separately. For certain equipment leases, such as cars, the Company accounts for the lease and non-lease components as a single lease component. Additionally, for certain equipment leases, the Company applies a portfolio approach to effectively account for the operating lease ROU assets and liabilities.

The Company has made an accounting policy election not to recognize ROU assets and lease liabilities that arise from short-term leases for facilities and equipment. Instead, the Company recognizes the lease payments in the consolidated statement of operations on a straight-line basis over the lease term and variable lease payments in the period in which the obligation for those payments is incurred.

Share-based compensation
K.	Share-based compensation:

The Company accounts for share-based compensation expense based on estimated grant date fair value, using the Black-Scholes option-pricing model. The fair value is recognized as an expense in the consolidated financial statements over the requisite service periods. For performance-based grants, the Company recognizes compensation costs for grants that are expected to vest based on whether performance criteria are expected to be met. The determination of fair value and the timing of expense using option pricing models such as the Black-Scholes model require the input of subjective assumptions, including the expected term and the expected price volatility of the underlying share. The Company estimates the expected term assumption using the “simplified” method. In determining the Company’s expected share price volatility assumption, the Company reviews the historical and implied volatility of the Company’s Ordinary Shares.

The Company has historically not paid dividends and has no foreseeable plans to issue dividends. The risk-free interest rate is based on the yield from governmental zero-coupon bonds with an equivalent term.

Basic and diluted net loss per share
L.	Basic and diluted net loss per share:

Basic loss per share is calculated by dividing the net loss by the weighted average number of Ordinary Shares outstanding during the year. Diluted loss per share is calculated by dividing the net loss by the weighted average number of Ordinary Shares outstanding plus the number of additional Ordinary Shares that would have been outstanding if all potentially dilutive Ordinary Shares had been issued, using the treasury stock method, in accordance with ASC 260-10, “Earnings per Share.” Potentially dilutive Ordinary Shares were excluded from the diluted loss per share calculation because they were anti-dilutive.

The weighted average number of Ordinary Shares outstanding has been retroactively restated for the equivalent number of shares received by the accounting acquirer as a result of the reverse recapitalization as if these shares had been outstanding as of the beginning of the earliest period presented.

The following table present summarized basic and diluted per Ordinary Share and per ADS:

	Year ended December 31,
	2021	2020	2019

Net loss	15,036	15,375	15,439
Basic and diluted loss per Ordinary Share (in USD)	(0.05)	(0.07)	(0.10)

Basic and diluted loss per ADS (in USD)	(0.25)	(0.35)	(0.52)

Weighted average number of Ordinary Shares outstanding used in computing basic and diluted loss per share - in thousands	321,356	219,913	149,534

Weighted average number of ADSs outstanding used in computing basic and diluted loss per ADS - in thousands	64,271	43,983	29,907

Research and development expenses, net
N.	Research and development expenses, net:

Research and development expenses are charged to the statement of comprehensive loss as incurred.

Non-royalty-bearing grants for funding approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the costs incurred and applied as a deduction from research and development expenses.

Reclassification
O.	Reclassification:
Certain amounts in prior years consolidated financial statements have been reclassified to conform to the current year’s presentation.
Recently Adopted Accounting Pronouncements
P.	Recently Adopted Accounting Pronouncements:

In January 2020, the Financial Accounting Standards Board (FASB) issued ASU 2020-01, Investments—Equity Securities (Topic 321), Investments—Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815)—Clarifying the Interactions between Topic 321, Topic 323, and Topic 815. The ASU is based on a consensus of the Emerging Issues Task Force and is expected to increase comparability in accounting for these transactions. ASU 2016-01 made targeted improvements to accounting for financial instruments, including providing an entity the ability to measure certain equity securities without a readily determinable fair value at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. Among other topics, the amendments clarify that an entity should consider observable transactions that require it to either apply or discontinue the equity method of accounting. The ASU is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. The adoption of this ASU did not have a material impact on our consolidated financial position, results of operations, cash flows, or presentation thereof.

Revenue [Policy Text Block]
M.	Revenue recognition:

The Company applies ASC 606 “Revenue from contracts with customers” (“ASC 606”). Under ASC 606, revenue is measured as the amount of consideration the Company expects to be entitled to, in exchange for transferring products or providing services to its customers and is recognized when or as performance obligations under the terms of contracts with the Company’s customers are satisfied. ASC 606 prescribes a five-step model for recognizing revenue from contracts with customers: (i) identify contract(s) with the customer; (ii) identify the separate performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the separate performance obligations in the contract; and (v) recognize revenue when (or as) each performance obligation is satisfied.

At contract inception, once the contract is determined to be within the scope of ASC 606, the Company assesses whether the goods or services promised within each contract are distinct and, therefore, represent a separate performance obligation. Goods and services that are determined not to be distinct are combined with other promised goods and services. The Company then allocates the transaction price (the amount of consideration the Company expects to be entitled to from a customer in exchange for the promised goods or services) to each performance obligation and recognizes the associated revenue when (or as) each performance obligation is satisfied.

Recent Accounting Standards
Q.	Recent Accounting Standards

In December 2019, the FASB issued ASU 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes,” which is intended to simplify various aspects related to accounting for income taxes. ASU 2019-12 removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted. The adoption of this ASU did not have a significant impact on its financial position or results of operations.

In November 2021, the FASB issued ASU 2021-10 “Government Assistance (Topic 832)”, in which requires annual disclosures that increase the transparency of transactions involving government grants, including: (1) the types of transactions, (2) the accounting for those transactions, and (3) the effect of those transactions on an entity’s financial statements. The amendments in this update are effective for financial statements issued for annual periods beginning after December 15, 2021. The adoption of this guidance does not have a material impact on the Company’s consolidated financial results of operations, financial position or cash flows.